SCHEDULE OF SHORT TERM INVESTMENTS (Details) ¥ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Investments [Line Items]
Short-term investments			¥ 7,195
Debt Security For Trading [Member]
Schedule of Investments [Line Items]
Short-term investments			¥ 7,195